Revenue - Disaggregation of Revenue (Detail) - XL Hybrids, Inc [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 9,472	$ 6,934	$ 7,215
Revenue direct to customers [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,729	652	3,263
Revenue through channel partners [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 7,743	$ 6,282	$ 3,952